Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Rental	$ 431,359	$ 367,184	$ 366,731
Tenant recoveries	136,322	113,351	102,968
Other income	5,762	5,213	11,854
Total revenues	573,443	485,748	481,553
Expenses
Rental operations	168,627	132,181	122,138
General and administrative	41,163	34,383	36,296
Interest	63,407	69,509	82,111
Depreciation and amortization	157,526	126,033	117,246
Total expenses	430,723	362,106	357,791
Income from continuing operations before loss on early extinguishment of debt	142,720	123,642	123,762
(Loss) gain on early extinguishment of debt	(6,485)	(45,168)	11,254
Income from continuing operations	136,235	78,474	135,016
(Loss) income from discontinued operations, net	(888)	1,106	6,632
Gain on sales of land parcels	46	59,442
Net income	135,393	139,022	141,648
Net income attributable to noncontrolling interests	3,975	3,729	7,047
Dividends on preferred stock	28,357	28,357	28,357
Net income attributable to unvested restricted stock awards	1,088	995	1,270
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders	$ 101,973	$ 105,941	$ 104,974
Earnings per share attributable to Alexandria Real Estate Equities, Inc.'s common stockholders - basic
Continuing operations (in dollars per share)	$ 1.75	$ 2.17	$ 2.55
Discontinued operations, net (in dollars per share)	$ (0.02)	$ 0.02	$ 0.17
Earnings per share - basic (in dollars per share)	$ 1.73	$ 2.19	$ 2.72
Earnings per share attributable to Alexandria Real Estate Equities, Inc.'s common stockholders - diluted
Continuing operations (in dollars per share)	$ 1.75	$ 2.17	$ 2.55
Discontinued operations, net (in dollars per share)	$ (0.02)	$ 0.02	$ 0.17
Earnings per share - diluted (in dollars per share)	$ 1.73	$ 2.19	$ 2.72